Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions

Equity Investments

We hold equity investments in entities that own or lease properties that we manage. Amounts included in our consolidated balance sheets related to these management contracts as of December 31, 2018 and 2017 primarily included $19 million and $20 million, respectively, of management and franchise contracts, net. Amounts included in our consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 primarily included: (i) management and franchise fees of $10 million, $10 million and $12 million, respectively; (ii) other revenues from managed and franchised properties of $22 million, $22 million and $21 million, respectively; and (iii) other expenses from managed and franchised properties of $22 million, $22 million and $21 million, respectively.

Blackstone

Blackstone directly and indirectly owns or controls hotels that we manage or franchise and for which we receive fees in connection with the related management and franchise contracts. Our maximum exposure to loss related to these hotels is limited to the amounts discussed below; therefore, our involvement with these hotels does not expose us to additional variability or risk of loss. Due to sales of the Company's common stock, Blackstone was no longer considered a related party of the Company as of October 1, 2017. Amounts included in our consolidated statements of operations related to these management and franchise contracts, for the period of time Blackstone was considered a related party, for the years ended December 31, 2017 and 2016 primarily included: (i) management and franchise fees of $24 million and $42 million, respectively; (ii) other revenues from managed and franchised properties of $113 million and $144 million, respectively; and (iii) other expenses from managed and franchised properties of $113 million and $144 million, respectively. Additionally, our consolidated statements of cash flows included $11 million of contract acquisition costs related to these management and franchise contracts for the year ended December 31, 2017.